MARSHALL FUNDS, INC.

Prospectus Supplement

To Prospectuses Dated December 31, 2004

Investor Class (Class Y), Advisor Class (Class A) and Institutional Class (Class I) Shares

Marshall Equity Income Fund

Marshall Large-Cap Growth & Income Fund

Marshall Mid-Cap Value Fund

Marshall Mid-Cap Growth Fund

Marshall Small-Cap Growth Fund

Marshall International Stock Fund

Marshall Government Income Fund

Marshall Intermediate Bond Fund

Marshall Intermediate Tax-Free Fund

Marshall Short-Term Income Fund

Marshall Money Market Fund

Marshall Government Money Market Fund

The expense example table included in the Annual Report of the Marshall Funds, Inc. with respect to the individual portfolios listed above (the “Funds”) for the fiscal year ended August 31, 2004, which is incorporated by reference into the Funds’ Prospectuses, has been updated.  The updated expense example table can be found in Form N-CSR filed with the Securities and Exchange Commission on March 9, 2005.

The date of this Prospectus Supplement is March 9, 2005.

Please keep this Prospectus Supplement with your records.

MARSHALL FUNDS, INC.

Advisor Class of Shares (Class A)

Investor Class of Shares (Class Y)

Institutional Class of Shares (Class I)

Supplement to Statements of Additional Information for the Advisor Class, Investor Class and Institutional Class of Shares of the Marshall Funds, Inc. dated December 31, 2004.

The following paragraph replaces and supercedes the paragraph entitled “Concentration (The Equity Income Fund)” under the section entitled “SECURITIES DESCRIPTIONS, TECHNIQUES AND RISKS” of the Statements of Additional Information for the Advisor Class and Investor Class of Shares of the Marshall Funds, Inc. (the “Company”) and is to be included under the section entitled “SECURITIES DESCRIPTIONS, TECHNIQUES AND RISKS” of the Statement of Additional Information for the Institutional Class of Shares of the Company.

Concentration.  Each Fund has adopted a fundamental investment policy, which prohibits the Fund from investing more than 25% of its assets in the securities of companies in any one industry.  For purposes of this policy, the Adviser determines industry classifications in accordance with the Global Industry Classification Standards (GICS), an industry classification system developed by Standard & Poor’s Corporation in collaboration with Morgan Stanley Capital International.  GICS categorizes securities in sectors, industry groups, industries and sub-industries.

The date of this Supplement is March 9, 2005.

Please file this Supplement with your records.